Pay vs Performance Disclosure	12 Months Ended
	Oct. 28, 2023 USD ($)	Oct. 29, 2022 USD ($)	Oct. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non- PEO NEOs	Average Compensation Actually Paid to non- PEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (in millions)	OPBT Margin %(4)
2023	$25,543,635	$27,379,913	$8,288,714	$8,309,413	$142.97	$131.46	$3,315	48.9%
2022	$22,098,295	$11,359,851	$14,285,882	$17,097,847	$126.62	$122.16	$2,749	49.4%
2021	$30,824,323	$59,576,220	$6,010,914	$10,201,660	$148.90	$167.86	$1,390	42.4%

Company Selected Measure Name	OPBT Margin
Named Executive Officers, Footnote	Vincent Roche is the PEO for fiscal years 2023, 2022, and 2021. The non-PEO NEOs reflect the following individuals in each year:
2023: Prashanth Mahendra-Rajah, Gregory Bryant, Vivek Jain, Anelise Sacks
2022: Prashanth Mahendra-Rajah, Gregory Bryant, Vivek Jain, Anelise Sacks
2021: Prashanth Mahendra-Rajah, Martin Cotter, John Hassett, Greg Henderson, Anelise Sacks

Peer Group Issuers, Footnote	The peer group TSR set forth in this table utilizes the S&P Semiconductors Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended October 28, 2023. The comparison assumes $100 was invested for the period starting October 31, 2020, through the end of the listed year in ADI and in the S&P Semiconductors Index. Historical stock price performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 25,543,635	$ 22,098,295	$ 30,824,323
PEO Actually Paid Compensation Amount	$ 27,379,913	11,359,851	59,576,220
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” to the PEO and non-PEO NEOs reflects the following adjustments from “total compensation” reported in the Summary Compensation Table:

	2023		2022		2021
	PEO ($)	Average of non- PEO NEOs ($)	PEO ($)	Average of non- PEO NEOs ($)	PEO ($)	Average of non- PEO NEOs ($)
Summary Compensation Table Total	25,543,635	8,288,714	22,098,295	14,285,882	30,824,323	6,010,914
Adjustments for Stock and Option Awards:
Subtraction: Value of "Stock Awards" and "Option Awards" reported in Summary Compensation Table	(19,997,672)	(5,961,815)	(15,000,172)	(11,675,243)	(25,709,208)	(4,227,970)
Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	10,652,649	3,394,259	17,591,835	13,943,196	37,918,044	5,760,968
Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	3,807,964	1,460,174	(10,815,724)	676,479	13,210,982	2,119,798
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	7,373,337	1,128,081	(2,514,383)	(132,468)	3,332,079	537,951
Compensation Actually Paid (as calculated)	27,379,913	8,309,413	11,359,851	17,097,847	59,576,220	10,201,660

Non-PEO NEO Average Total Compensation Amount	$ 8,288,714	14,285,882	6,010,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,309,413	17,097,847	10,201,660
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation Actually Paid” to the PEO and non-PEO NEOs reflects the following adjustments from “total compensation” reported in the Summary Compensation Table:

	2023		2022		2021
	PEO ($)	Average of non- PEO NEOs ($)	PEO ($)	Average of non- PEO NEOs ($)	PEO ($)	Average of non- PEO NEOs ($)
Summary Compensation Table Total	25,543,635	8,288,714	22,098,295	14,285,882	30,824,323	6,010,914
Adjustments for Stock and Option Awards:
Subtraction: Value of "Stock Awards" and "Option Awards" reported in Summary Compensation Table	(19,997,672)	(5,961,815)	(15,000,172)	(11,675,243)	(25,709,208)	(4,227,970)
Addition: Year-end fair value of equity awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	10,652,649	3,394,259	17,591,835	13,943,196	37,918,044	5,760,968
Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of equity awards granted in prior fiscal years that were outstanding and unvested at the covered fiscal year end	3,807,964	1,460,174	(10,815,724)	676,479	13,210,982	2,119,798
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior fiscal years that vested in the covered fiscal year	7,373,337	1,128,081	(2,514,383)	(132,468)	3,332,079	537,951
Compensation Actually Paid (as calculated)	27,379,913	8,309,413	11,359,851	17,097,847	59,576,220	10,201,660

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and OPBT Margin
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table	OPBT Margin* ▶Revenue Growth ▶Adjusted Operating Income* ▶Relative Total Shareholder Return (TSR)
Total Shareholder Return Amount	$ 142.97	126.62	148.90
Peer Group Total Shareholder Return Amount	131.46	122.16	167.86
Net Income (Loss)	$ 3,315,000	$ 2,749,000	$ 1,390,000
Company Selected Measure Amount	0.489	0.494	0.424
PEO Name	Vincent Roche	Vincent Roche	Vincent Roche
Additional 402(v) Disclosure
This section should be read in conjunction with the Compensation Discussion and Analysis in this Proxy Statement, which includes additional discussion of the objectives of our executive compensation program and how they are aligned with our financial and operational performance.
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our principal executive officer (PEO) and our non-PEO NEOs, as defined by SEC rules (CAP), and certain of our financial performance measures. For further information concerning our pay-for-performance philosophy and how we align executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.
“Compensation Actually Paid” does not correlate to the total amount of cash of equity compensation realized during each fiscal year and is different from “realizable” or “realized” compensation as reported in the Compensation Discussion and Analysis. Instead, it is a nuanced calculation that includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior fiscal year, in accordance with Item 402(v) of Regulation S-K. Given a significant amount of “Compensation Actually Paid” is dependent on our stock price at a specific point in time, it is important to note that the values could have been dramatically different if other measurement dates were chosen. The amount of compensation ultimately received may, in fact, be different from the amounts disclosed in these columns of the Pay Versus Performance Table.
OPBT Margin represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by us to link CAP to our NEOs, including our PEO, to our performance for the most recently completed fiscal year. OPBT Margin is a non-GAAP measure and is calculated as Adjusted Operating Margin excluding acquisition-related expenses, acquisition-related transaction costs, and special charges. For a reconciliation of OPBT Margin to the most directly comparable GAAP financial measure and insight into how OPBT Margin is considered by management, please see Appendix A of this Proxy Statement.
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, our executive compensation program reflects a pay-for-performance philosophy. We utilize metrics for our short- and long-term incentive compensation programs based on an objective of driving profitable growth and increasing shareholder value. Listed below are the financial performance measures which, in our assessment, represent the most important performance measures we used to link CAP in fiscal year 2023 to our NEOs, including our PEO, to company performance. Of these measures, we have identified OPBT Margin as the most important of our financial performance measures.
	OPBT Margin and Adjusted Operating Income are not prepared in accordance with GAAP. For a reconciliation of these non-GAAP financial measures to the most directly comparable GAAP financial measures and insight into how these non-GAAP measures are considered by management, please see Appendix A of this Proxy Statement.
Measure:: 1
Pay vs Performance Disclosure
Name	OPBT Margin
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
PEO | Equity Awards, Value of "Stock Awards" and "Option Awards" reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,997,672)	$ (15,000,172)	$ (25,709,208)
PEO | Equity Awards, Year-end Fair Value Of Equity Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,652,649	17,591,835	37,918,044
PEO | Equity Awards, Year-over-year Change In Fair Value At Covered Fiscal Year End Of Equity Awards Granted In Prior Fiscal Years That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,807,964	(10,815,724)	13,210,982
PEO | Equity Awards, Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,373,337	(2,514,383)	3,332,079
Non-PEO NEO | Equity Awards, Value of "Stock Awards" and "Option Awards" reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,961,815)	(11,675,243)	(4,227,970)
Non-PEO NEO | Equity Awards, Year-end Fair Value Of Equity Awards Granted During The Covered Fiscal Year That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,394,259	13,943,196	5,760,968
Non-PEO NEO | Equity Awards, Year-over-year Change In Fair Value At Covered Fiscal Year End Of Equity Awards Granted In Prior Fiscal Years That Were Outstanding And Unvested At The Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,460,174	676,479	2,119,798
Non-PEO NEO | Equity Awards, Change As Of The Vesting Date (From The End Of The Prior Fiscal Year) In Fair Value Of Equity Awards Granted In Prior Fiscal Years That Vested In The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,128,081	$ (132,468)	$ 537,951